Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share - Based Awards
	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2018	62,500	$19.36	n/a
Granted on January 8, 2018	25,000	9.28	n/a
Granted on March 1, 2018	25,000	9.04	n/a
Vested on November 15, 2018	(112,500)	n/a	7.92
Unvested as at December 31, 2018	—	$—	—
Granted in July 2019	1,359,375	3.79	n/a
Vested in 2019	113,279	—	4.95
Unvested as at December 31, 2019	1,246,096	$3.79	n/a
Vested in 2020	317,188	—	4.45
Unvested as at December 31, 2020	928,908	$3.79	n/a